Long-term Debt - Term bank loans/ Credit facilities (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 03, 2015	Mar. 24, 2014	Jul. 12, 2013	Jul. 25, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Jul. 26, 2013	Feb. 28, 2013
Debt Instrument [Line Items]
Repayment of debt					$ 61,179	$ 1,862,250	$ 1,622,250
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,800,000		$ 1,900,000
Maturity Date Of Loan					Q3 2020
$1.9 billion Secured Term Loan B Facility | Tranche B2 term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 825,000
Maturity Date Of Loan			Q3 2016
$1.9 billion Secured Term Loan B Facility | Tranche B1 term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 975,000
Maturity Date Of Loan			Q1 2021
$1.9 billion Secured Term Loan B Facility | Additional Tranche B1 Term Loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 100,000
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 1,300,000
Long-term debt bearing with fixed interest				$ 1,300,000
Maturity Date Of Loan					July 25, 2021
Write off of Deferred Debt Issuance Cost				19,797
Release of restricted cash				75,000
1.35 billion Senior Secured Credit Facility
Debt Instrument [Line Items]
Repayment of debt				$ 1,300,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 1,350,000
Amount drawn down		$ 450,000					$ 900,000
Existing bank loans
Debt Instrument [Line Items]
Repayment of debt			$ 1,519,168
Term loans
Debt Instrument [Line Items]
Write off of Deferred Debt Issuance Cost			23,300
Release of restricted cash			131,600
Nordea Finland Plc
Debt Instrument [Line Items]
Debt Instrument, Face Amount			800,000
Deutsche Bank Luxembourg SA facility 1
Debt Instrument [Line Items]
Debt Instrument, Face Amount			495,000
Deutsche Bank Luxembourg Sa Facility 2
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 495,000
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 462,000			$ 475,000
Amount drawn down	$ 462,000
Restricted cash pledged as security	$ 10,000
Debt Instrument, Term					5 years
Variable rate basis					LIBOR
$462 million Senior Secured Credit Facility | Entering into a new agreement
Debt Instrument [Line Items]
Days from the termination of contract					90 days
$462 million Senior Secured Credit Facility | Not entering into a new agreement
Debt Instrument [Line Items]
Days from the termination of contract					180 days